Deferred Taxation - Unused Tax Losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unused tax losses	¥ 351,056	$ 50,426	¥ 234,314